Stock-Based Compensation - Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock based compensation expense
Total stock-based compensation expense, before income taxes	$ 32	$ 41	$ 37
Income tax benefit	(8)	(10)	(9)
Total stock-based compensation expense, net of income taxes	24	31	28
Unrecognized compensation cost for all stock-based compensation awards	$ 33
Weighted average period for recognition of unrecognized compensation cost for all stock-based compensation awards	2 years 1 month 6 days
Tax benefit from exercise of stock options and other awards	$ 12
Selling, general and administrative expense
Stock based compensation expense
Total stock-based compensation expense, before income taxes	28	36	33
System operations expense
Stock based compensation expense
Total stock-based compensation expense, before income taxes	4	5	4
Long-Term Incentive Plans | Stock Options
Stock based compensation expense
Total stock-based compensation expense, before income taxes	0	0	2
Long-Term Incentive Plans | Restricted Stock Units
Stock based compensation expense
Total stock-based compensation expense, before income taxes	21	22	21
Long-Term Incentive Plans | Performance Shares
Stock based compensation expense
Total stock-based compensation expense, before income taxes	10	18	13
Non-Employee Directors' Plan
Stock based compensation expense
Total stock-based compensation expense, before income taxes	$ 1	$ 1	$ 1